Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Segovia Operations
Total	$ 74,138,341	$ 26,278,341	$ 4,414,669	$ 21,174,910	$ 126,006,260
Marmato Mine
Total	4,634,683	$ 7,028,464	1,370,693	493,990	13,527,831
Soto Norte
Total	$ 43,503			172,050	215,553
Toroparu
Total			$ 196,073	$ 63,736	$ 259,809